PROPERTY AND EQUIPMENT	6 Months Ended	12 Months Ended
	Oct. 31, 2014	Apr. 30, 2014
PROPERTY AND EQUIPMENT [Text Block]

NOTE 5.        PROPERTY AND EQUIPMENT

The following table summarizes the Property and Equipment as follows

	October 31, 2014	April 30, 2014
Property and Equipment	2,079	2,079
Acc. Depreciation	577	312
	1,502	1,767

In the three months ending October 31, 2014, the depreciation is $133, compared to $78 in 2013 In the six months ending October 31, 2014, the depreciation is $265, compared to $156 in 2013

NOTE 5.        PROPERTY AND EQUIPMENT

The following table summarizes the property and Equipment at April 30, 2014.

	April 30

	2014	2013
Property and Equipment	2,079	0
Acc. Depreciation	312	0
	1,767	0

In the year ending April 30, 2014, the depreciation is $312, compared to nil in 2013